NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Cogeneration -- 3.2%
---------------------------------------------------------------------------
    $22,150        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,668,310
      6,100        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,217,913
     21,950        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             22,405,901
      7,000        Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 7,083,440
      5,000        Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,055,900
---------------------------------------------------------------------------
                                                             $   63,431,464
---------------------------------------------------------------------------
Education -- 0.2%
---------------------------------------------------------------------------
    $ 4,130        California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/21(1)                  $    4,977,435
---------------------------------------------------------------------------
                                                             $    4,977,435
---------------------------------------------------------------------------
Electric Utilities -- 4.9%
---------------------------------------------------------------------------
    $12,000        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.20%, 12/1/18             $   11,833,920
     14,300        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                                12,120,823
      9,000        Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                                  9,502,290
     13,000        Connecticut Development Authority,
                   (Western Massachusetts Electric),
                   5.85%, 9/1/28                                 13,725,530
     22,000        Long Island Power Authority, NY,
                   Electric System Revenue,
                   5.50%, 12/1/29(2)                             22,335,720
      5,000        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                  4,313,300
      8,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                       8,770,000
     14,170        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                            14,073,077
---------------------------------------------------------------------------
                                                             $   96,674,660
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.7%
---------------------------------------------------------------------------
    $ 2,400        Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                   $    3,159,144
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $11,195        Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/22                            $    4,183,683
    184,070        Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                60,982,391
    215,825        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                80,127,189
     11,175        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                 4,148,830
        500        Harris County, TX, Health Facilities
                   Development Corp., (Hermann Hospital),
                   (MBIA), Prerefunded to 10/1/04,
                   6.375%, 10/1/24                                  552,190
    101,555        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                35,679,318
     60,360        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                19,051,427
      4,650        Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                4,854,460
      4,500        Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       4,757,040
      6,240        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                                 8,290,838
      9,665        Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          12,068,202
      5,675        Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,774,985
     20,505        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, Variable Rate,
                   7/1/17(3)(4)                                  24,315,854
      9,500        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, Variable Rate,
                   1/1/20(3)(4)                                  11,412,730
    100,000        Mississippi Housing Finance Corp.,
                   Single Family, Escrowed to Maturity,
                   (AMT), 0.00%, 6/1/15                          58,550,000
      5,915        New Jersey EDA, (Victoria Health Corp.),
                   Prerefunded to 1/1/04, 7.75%, 1/1/24           6,527,439
     46,210        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           21,209,928
     15,000        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            5,135,850

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $   500        Tarrant County, TX, (Methodist Health
                   System), Escrowed to Maturity,
                   6.00%, 9/1/24                             $      601,605
---------------------------------------------------------------------------
                                                             $  372,383,103
---------------------------------------------------------------------------
General Obligations -- 1.5%
---------------------------------------------------------------------------
    $15,500        Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26           $   15,488,375
     12,000        Massachusetts, 5.25%, 11/1/30                 12,737,760
        690        Texas Veterans' Housing Assistance,
                   (AMT), 6.70%, 12/1/24                            716,917
        275        Texas Veterans' Housing Assistance,
                   (AMT), 6.80%, 12/1/23                            288,780
---------------------------------------------------------------------------
                                                             $   29,231,832
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.4%
---------------------------------------------------------------------------
    $ 1,585        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $    1,569,435
      3,233        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                  3,229,677
      3,468        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36                 3,523,554
---------------------------------------------------------------------------
                                                             $    8,322,666
---------------------------------------------------------------------------
Hospital -- 5.5%
---------------------------------------------------------------------------
    $ 6,500        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(5)                          $    1,950,130
     12,600        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(3)(4)                           15,371,496
     23,205        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                23,945,007
      2,650        Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,528,391
      4,000        Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,089,360
      1,000        Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             775,910
      2,650        Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           1,888,019
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
    $ 4,500        Indiana Health Facilities Authority,
                   (Memorial Hospital and Health Care
                   Center), 7.40%, 3/1/22                    $    4,598,325
      9,410        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                 9,436,630
     12,115        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,391,222
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                       3,852,485
      4,000        Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center) , 6.00%, 12/1/29                       3,587,320
      3,075        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(5)                              1,003,065
      7,750        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      6,643,145
     12,500        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(3)(4)                                13,956,750
      2,565        South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,635,076
---------------------------------------------------------------------------
                                                             $  108,652,331
---------------------------------------------------------------------------
Housing -- 5.6%
---------------------------------------------------------------------------
    $ 3,000        ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,100,889
      7,670        Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 6,684,021
      5,435        Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,013,570
      5,000        California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(3)                5,329,850
      6,360        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(3)(4)                                   6,250,099
        600        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(3)(4)                                     647,532
     16,000        Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                               16,925,760
      1,890        El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,938,271
      3,700        El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,417,838

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $10,770        Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31      $   11,201,446
     10,205        Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,699,342
      1,330        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,251,104
      7,805        Minneapolis, MN, Community Development,
                   (Lindsay Brothers), 6.60%, 12/1/18             7,788,688
     15,555        New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,699,506
     10,590        Texas Student Housing Corp., (University
                   of Northern Texas), 6.85%, 7/1/31             10,626,959
      5,000        Virginia Housing Development Authority,
                   RITES, (AMT), Variable Rate,
                   7/1/21(3)(4)                                   5,441,400
---------------------------------------------------------------------------
                                                             $  111,016,275
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.1%
---------------------------------------------------------------------------
    $ 7,285        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,830,646
     10,260        Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25              9,012,281
      2,250        Calhoun County, AR, Solid Waste
                   Disposal, (Georgia-Pacific Corp.),
                   (AMT), 6.375%, 11/1/26                         2,000,340
      2,000        Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21(5)                         989,000
      6,050        Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           6,062,342
     12,450        Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,723,651
      4,000        Courtland, AL, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.70%, 11/1/29                                 4,266,760
     16,000        Denver, CO, City and County Facility
                   Airport, United Airlines, (AMT),
                   6.86%, 10/1/32                                 6,560,480
     17,250        Denver, CO, City and County, (United
                   Airlines), Variable Rate,
                   10/1/32(3)(4)(6)                                       0
      2,000        Effingham County, GA, IDA, PCR, (Georgia
                   Pacific Corp.), 6.50%, 6/1/31                  1,727,860
      7,500        Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 6,134,025
     10,715        Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                               11,088,953
      6,645        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,527,583
     27,000        Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29         16,018,020
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $ 5,000        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                     $    3,903,550
      5,000        McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,018,850
     10,000        Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,182,600
     15,000        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,272,550
      3,500        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,563,595
     23,770        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                         13,189,260
     17,000        New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 15,845,700
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,398,150
     12,500        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                    9,361,375
     10,000        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.-JFK International Airport), (AMT),
                   8.00%, 8/1/12                                  8,237,200
     10,000        Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,717,600
     10,000        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                5,902,800
      2,585        Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24(5)                   453,668
      2,000        Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25(5)                   351,000
      3,917        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09(5)                               861,836
      1,500        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09(5)                               839,753
     26,439        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24(5)                            11,666,133
     12,578        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(5)                               31,445
      4,922        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(5)                               12,305
      1,955        Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,914,926
      3,517        Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           3,339,130
      5,000        Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,930,100

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $18,500        Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)               $   19,605,005
      4,000        Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,316,440
---------------------------------------------------------------------------
                                                             $  240,856,912
---------------------------------------------------------------------------
Insured-Cogeneration -- 0.9%
---------------------------------------------------------------------------
    $17,645        Metropolitan Government Nashville
                   Davidson County, TN, (AMBAC),
                   5.00%, 10/1/33(7)                         $   18,241,577
---------------------------------------------------------------------------
                                                             $   18,241,577
---------------------------------------------------------------------------
Insured-Education -- 0.9%
---------------------------------------------------------------------------
    $18,185        Illinois Development Finance Authority,
                   (Local Government Program-Elgin School
                   District-U46), (FSA), 0.00%, 1/1/20       $    8,022,495
        165        Puerto Rico Industrial Tourist
                   Educational Medical and Environmental,
                   DRIVERS, (MBIA), Variable Rate,
                   7/1/33(3)(4)                                     766,260
      8,600        University of Vermont and Vermont State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 8,642,656
---------------------------------------------------------------------------
                                                             $   17,431,411
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
---------------------------------------------------------------------------
    $11,950        Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(3)(4)                             $   12,865,490
      5,500        Intermountain Power Agency, UT, (MBIA),
                   Variable Rate, 7/1/19(3)(4)                    8,264,740
     10,500        Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,724,385
     18,000        Sacramento, CA, Municipal Electric
                   Utility District, (FSA), 5.00%, 8/15/28       18,834,480
     16,500        Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(3)                                   18,139,275
     10,000        South Carolina Public Service Authority,
                   DRIVERS, (FGIC), Variable Rate,
                   1/1/25(3)(4)                                  10,216,900
     15,000        Southern, MN, Municipal Power Agency,
                   Power Supply System (AMBAC),
                   0.00%, 1/1/18(7)                               7,633,650
---------------------------------------------------------------------------
                                                             $   86,678,920
---------------------------------------------------------------------------
Insured-General Obligations -- 4.6%
---------------------------------------------------------------------------
    $ 9,900        California, (AMBAC), Variable Rate,
                   11/1/19(3)(4)                             $   12,871,188
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
    $21,800        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                            $    7,548,686
     16,980        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/25                                 5,257,008
     14,000        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 3,502,800
      3,800        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                                  3,971,304
      9,000        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                 9,461,160
      3,250        Puerto Rico General Obligation, (MBIA),
                   5.50%, 7/1/21                                  3,805,945
      6,000        Puerto Rico, (FSA), 5.25%, 7/1/27              6,398,160
      5,000        Umatilla County, OR, School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/19(3)(4)                                  5,684,800
     18,860        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/20(7)                       8,143,371
     17,630        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/18(7)                       8,631,648
     18,125        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/19(7)                       8,341,669
     19,125        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/21(7)                       7,746,390
---------------------------------------------------------------------------
                                                             $   91,364,129
---------------------------------------------------------------------------
Insured-Hospital -- 1.6%
---------------------------------------------------------------------------
    $15,210        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38(2)(8)             $   16,808,723
        500        Tyler County, TX, Health Facilities
                   Development Corp., (Mother Frances
                   Hospital), (FGIC), 6.50%, 7/1/22                 511,760
      9,030        Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,464,795
      5,000        Wisconsin HEFA, (Ministry Health Care),
                   (MBIA), 5.125%, 2/15/22                        5,199,700
---------------------------------------------------------------------------
                                                             $   31,984,978
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $ 7,490        SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    7,947,639
---------------------------------------------------------------------------
                                                             $    7,947,639
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
---------------------------------------------------------------------------
    $34,180        Anaheim, CA, Public Financing Authority,
                   (Public Improvements) (FSA),
                   0.00%, 9/1/35                             $    6,548,546
     10,445        Castaic Lake, CA, Water Agency
                   Certificates of Participation, (Water
                   System Improvements), (AMBAC),
                   0.00%, 8/1/21                                  4,270,543
---------------------------------------------------------------------------
                                                             $   10,819,089
---------------------------------------------------------------------------
Insured-Miscellaneous -- 0.1%
---------------------------------------------------------------------------
    $25,000        Harris County - Houston, TX, Sports
                   Authority, (MBIA), 0.00%, 11/15/41        $    2,822,500
---------------------------------------------------------------------------
                                                             $    2,822,500
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.0%
---------------------------------------------------------------------------
    $13,305        Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/23                   $    4,746,293
     31,510        Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/24                       10,627,063
     10,000        Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/25                        3,193,700
     50,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/38                    7,876,000
    100,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/39                   14,947,000
     50,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 6/15/40                     7,253,000
      9,185        Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,088,582
     10,000        Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,839,100
        265        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(3)(4)                   1,760,528
---------------------------------------------------------------------------
                                                             $   59,331,266
---------------------------------------------------------------------------
Insured-Transportation -- 5.6%
---------------------------------------------------------------------------
    $20,000        Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28(2)       $   19,882,000
     10,000        Chicago, IL, O'Hare International
                   Airport, (AMBAC), (AMT), 5.375%, 1/1/32       10,495,600
      5,000        Dallas Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.625%, 11/1/21        5,394,250
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Transportation (continued)
---------------------------------------------------------------------------
    $ 2,500        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.50%, 11/1/20    $    2,683,700
      8,250        Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,884,855
     12,000        Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                        12,258,960
      7,000        Metropolitan Washington, DC, Airports
                   Authority, DRIVERS, (MBIA), (AMT),
                   9.808%, 10/12/21(2)                            8,128,120
      5,500        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 5,307,977
      9,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(3)(4)                                  10,217,160
     50,000        San Joaquin Hills, CA, Transportation
                   Corridor Agency Toll, (MBIA),
                   0.00%, 1/15/35                                 9,802,500
     50,000        Texas Turnpike Authority, (AMBAC),
                   0.00%, 8/15/22                                18,846,000
---------------------------------------------------------------------------
                                                             $  110,901,122
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.9%
---------------------------------------------------------------------------
    $11,915        Atlanta, GA, Water and Sewer, (FGIC),
                   5.00%, 11/1/38(2)                         $   12,279,242
     13,085        Atlanta, GA, Water and Sewer, (FGIC),
                   Unrefunded Portion, 5.00%, 11/1/38(2)         14,842,185
     10,135        California Water Resources, (Central
                   Valley), (FGIC), Variable Rate,
                   12/1/28(1)(4)                                 11,156,507
     20,980        Chicago, IL, Wastewater Transmission,
                   (MBIA) , 0.00%, 1/1/26                         6,460,791
      8,550        Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                          8,576,933
     10,000        Houston, TX, Water and Sewer System,
                   (FSA), 4.75%, 12/1/24                         10,002,400
     13,515        New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               13,564,195
---------------------------------------------------------------------------
                                                             $   76,882,253
---------------------------------------------------------------------------
Nursing Home -- 4.9%
---------------------------------------------------------------------------
    $12,625        Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   10,884,391
      2,120        Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                   2,155,574
      4,665        Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        2,847,656

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
    $ 9,880        Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25(5)      $    5,593,364
     10,000        Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,206,800
      3,080        Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,100,236
      1,860        Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    1,888,774
     13,250        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,430,200
     11,710        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,220,907
     11,680        Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                11,716,442
      4,675        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   4,822,309
      3,500        Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  2,625,000
      4,375        Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,462,369
      4,800        Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,847,088
      2,330        Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,401,904
      4,000        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,872,760
---------------------------------------------------------------------------
                                                             $   97,075,774
---------------------------------------------------------------------------
Other Revenue -- 4.9%
---------------------------------------------------------------------------
    $18,000        Badger Tob Asset Securitization Corp.,
                   WI, 6.375%, 6/1/32                        $   18,049,500
     16,000        Badger Tobacco Asset Securitization
                   Corp., WI, 6.125%, 6/1/27                     16,021,440
     20,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33            20,304,000
      1,545        Knox County, TN, Industrial Development
                   Revenue (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,481,871
     10,200        Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(5)                       4,146,300
     17,000        Tobacco Settlement Financing Corp., LA,
                   5.875%, 5/15/39                               16,097,300
     10,000        Tobacco Settlement Financing Corp., NJ,
                   5.75%, 6/1/32                                  9,928,700
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Other Revenue (continued)
---------------------------------------------------------------------------
    $11,500        Tobacco Settlement Financing Corp., NJ,
                   6.00%, 6/1/37                             $   11,400,985
---------------------------------------------------------------------------
                                                             $   97,430,096
---------------------------------------------------------------------------
Senior Living / Life Care -- 7.4%
---------------------------------------------------------------------------
    $14,470        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   12,928,222
      9,875        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                9,391,026
      6,035        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(9)                              4,758,779
     17,195        Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                        18,326,259
      3,060        Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,241,611
      4,780        Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                   4,962,405
     11,570        De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(9)                               4,551,638
      4,960        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                          5,294,850
      8,610        Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                           8,885,951
     14,575        Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                 15,289,904
     14,635        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,390,312
      4,605        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/26              3,784,205
      9,345        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                 6,215,920
     12,265        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,775,048
        800        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(5)                                 387,840
      4,950        Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,152,851
      7,915        Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23(5)                              6,500,669
     12,140        St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                11,184,339
---------------------------------------------------------------------------
                                                             $  147,021,829
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
    $ 3,000        Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(3)(4)                              $    3,316,950
      4,865        University Square, FL, Community
                   Development District, 6.75%, 5/1/20            5,078,525
---------------------------------------------------------------------------
                                                             $    8,395,475
---------------------------------------------------------------------------
Transportation -- 2.0%
---------------------------------------------------------------------------
    $ 5,750        Connector 2000 Association, Inc., SC,
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    3,389,683
      4,735        Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,234,779
      8,550        Metropolitan Transportation Authority,
                   NY, 5.125%, 11/15/31                           8,892,086
     21,615        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 11/15/27(7)                        22,387,088
---------------------------------------------------------------------------
                                                             $   39,903,636
---------------------------------------------------------------------------
Water and Sewer -- 1.2%
---------------------------------------------------------------------------
    $ 5,480        California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)     $    6,583,343
      4,200        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(3)(4)                    4,629,324
      9,400        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(1)(4)                    9,976,502
      2,870        New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), 5.00%, 6/15/20                        3,036,087
---------------------------------------------------------------------------
                                                             $   24,225,256
---------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $1,836,262,984)                          $1,964,003,628
---------------------------------------------------------------------------

COMMON STOCKS -- 0.6%

SECURITY                                  SHARES    VALUE
------------------------------------------------------------------
Coal -- 0.6%
------------------------------------------------------------------
Horizon Natural Resources Company         972,382   $   12,631,242
------------------------------------------------------------------
                                                    $   12,631,242
------------------------------------------------------------------
Total Common Stocks
   (identified cost $19,172,411)                    $   12,631,242
------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $1,855,435,395)                 $1,976,634,870
------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%              $   12,433,215
------------------------------------------------------------------
Net Assets-- 100.0%                                 $1,989,068,085
------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2002, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

     Illinois                                                10.0%
     Others, representing less than 10% individually           88.7%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 26.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.9% to 7.5% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Non-income producing security.
 (6)  Security is subject to a shortfall and forebearance agreement (Note 7).
 (7)  When-issued security.
 (8) Security (or a portion thereof) has been segregated as collateral in connection with the shortfall and forebearance agreement.
 (9)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,855,435,395)      $1,976,634,870
Cash                                          53,264,427
Receivable for investments sold               10,789,793
Interest receivable                           34,131,167
Prepaid expenses                                 179,697
--------------------------------------------------------
TOTAL ASSETS                              $2,074,999,954
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for open swap contracts           $    2,956,720
Shortfall and forebearance agreement           2,760,345
Payable for when-issued securities            80,161,765
Accrued expenses                                  53,039
--------------------------------------------------------
TOTAL LIABILITIES                         $   85,931,869
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,989,068,085
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,873,585,675
Net unrealized appreciation (computed on
   the basis of identified cost)             115,482,410
--------------------------------------------------------
TOTAL                                     $1,989,068,085
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2002
Investment Income
------------------------------------------------------
Interest                                  $131,415,677
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $131,415,677
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  8,412,147
Trustees' fees and expenses                     32,763
Legal and accounting services                  247,786
Custodian fee                                  328,571
Miscellaneous                                   83,705
------------------------------------------------------
TOTAL EXPENSES                            $  9,104,972
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    241,882
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    241,882
------------------------------------------------------

NET EXPENSES                              $  8,863,090
------------------------------------------------------

NET INVESTMENT INCOME                     $122,552,587
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  2,396,086
   Financial futures contracts               3,358,531
   Interest rate swap contracts               (229,274)
------------------------------------------------------
NET REALIZED GAIN                         $  5,525,343
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 60,073,114
   Financial futures contracts                  96,749
   Shortfall and forebearance agreement     (2,760,345)
   Interest rate swap contracts             (2,103,692)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 55,305,826
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 60,831,169
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $183,383,756
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      122,552,587  $      113,065,174
   Net realized gain (loss)                        5,525,343          (5,493,377)
   Net change in unrealized appreciation
      (depreciation)                              55,305,826          59,430,410
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      183,383,756  $      167,002,207
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      332,287,220  $      257,174,032
   Withdrawals                                  (373,630,620)       (347,133,799)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      (41,343,400) $      (89,959,767)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      142,040,356  $       77,042,440
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $    1,847,027,729  $    1,769,985,289
--------------------------------------------------------------------------------
AT END OF YEAR                            $    1,989,068,085  $    1,847,027,729
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------------------------
                                       2002(1)            2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.49%             0.48%          0.48%          0.45%          0.45%
   Expenses after custodian
      fee reduction                        0.48%             0.47%          0.47%          0.43%          0.43%
   Net investment income                   6.64%             6.25%          6.37%          5.92%          5.93%
Portfolio Turnover                           32%               20%            41%            60%            28%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           10.18%               --             --             --             --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                          $1,989,068        $1,847,028     $1,769,985     $2,125,545     $2,340,125
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 6.60% to 6.63%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount. Effective October 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets but resulted in a $6,029,144 reduction in the cost of securities and a corresponding $6,029,144 increase in net unrealized appreciation, based on securities held by the Portfolio on September 30, 2001.

   The effect of this change for the year ended September 30, 2002 was an increase in net investment income of $628,029, a decrease of net realized gain of $17,513 and a decrease in net unrealized appreciation of $610,516.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.
 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2002, the fee was equivalent to 0.45% of the Portfolio's average daily net assets for such period and amounted to $8,412,147. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $672,018,200 and $578,181,301, respectively, for the year ended September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 1,851,021,276
    ---------------------------------------------------------
    Gross unrealized appreciation             $   236,394,126
    Gross unrealized depreciation                (110,780,532)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   125,613,594
    ---------------------------------------------------------

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 2002, the Portfolio had entered into an interest rate swap agreement with JPMorgan Chase Bank whereby the Portfolio makes bi-annual payments at a rate equal to 5.784% on the notional amount of $30,000,000. In exchange, the Portfolio receives payments at a rate equal to the USD-Libor British Bankers Association on the same notional amount. The value of the contract, that terminates November 1, 2002, is recorded as a payable for open swap contracts of $2,956,720 on September 30, 2002.

7 Shortfall and Forebearance Agreement
-------------------------------------------
   The Portfolio regularly trades in securities commonly known as inverse floater bonds. Inverse floaters are bonds with a coupon rate of interest that varies inversely with changes in specified general interest rate levels or indexes (for example, LIBOR). The inverse floater bonds are issued by a Trust through a securitization process. In addition to the inverse floater or residual interest bond (RIBs), the Trust also issues floating rate securities whose interest rate is established periodically through an auction market process. The sponsor of the Trust provides a liquidity feature for the floating rate bonds that guarantees the principal of the floating rate bond issued.

   During the year the Portfolio entered into a shortfall and forebearance agreement with the Sponsor of a Trust issuing one of the inverse floater bonds held by the Portfolio. The agreement commits the Portfolio to reimburse the Sponsor, upon the termination of the Trust, for an amount equal to the difference between the liquidation value of the underlying bond held by the Trust and the principal amount due to the floating rate holders. The value of the agreement at September 30, 2002 of $2,760,345 represents the potential amount due to the Sponsor based on the value of the underlying bond as of that date.

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF NATIONAL MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2002 and 2001 and the supplementary data for each of the years in the five-year period ended September 30, 2002. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auding procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 2002, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), and National Municipals Portfolio (the Portfolio), are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH             PORTFOLIO         SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998        President and Chief Executive Officer of                 185
11/28/59                                                    National Financial Partners (financial
                                                            services company) (since April 1999).
                                                            President and Chief Operating Officer of
                                                            John A. Levin & Co. (registered
                                                            investment adviser) (July 1997 to
                                                            April 1999) and a Director of Baker,
                                                            Fentress & Company, which owns John A.
                                                            Levin & Co. (July 1997 to April 1999).
                                                            Ms. Bibliowicz is an interested person
                                                            because of her affiliation with a
                                                            brokerage firm.
James B. Hawkes          Vice President   Vice President    Chairman, President and Chief Executive                  190
11/9/41                  and Trustee      and Trustee of    Officer of BMR, EVM and their corporate
                                          the Trust since   parent and trustee, Eaton Vance Corp.
                                          1985; Trustee     (EVC), and Eaton Vance, Inc. (EV),
                                          of the            respectively. Director of EV; Vice
                                          Portfolio since   President and Director of EVD. Trustee
                                          1992 and Vice     and/or officer of 190 investment
                                          President of      companies in the Eaton Vance Fund
                                          the Portfolio     Complex. Mr. Hawkes is an interested
                                          since 1993        person because of his positions with
                                                            BMR, EVM and EVC, which are affiliates
                                                            of the Trust and the Portfolio.


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Jessica M. Bibliowicz                      None
11/28/59
James B. Hawkes                      Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH             PORTFOLIO         SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the    President of Dwight Partners, Inc.                       190
3/26/31                                   Trust since       (corporate relations and communications
                                          1986; of the      company).
                                          Portfolio since
                                          1992
Samuel L. Hayes, III     Trustee          Trustee of the    Jacob H. Schiff Professor of Investment                  190
2/23/35                                   Trust since       Banking Emeritus, Harvard University
                                          1986; of the      Graduate School of Business
                                          Portfolio since   Administration.
                                          1992


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Donald R. Dwight         Trustee/Director of the Royce Funds
3/26/31                  (mutual funds) consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of Tiffany & Co. (specialty
2/23/35                  retailer) and Director of Telect, Inc.
                         (telecommunication services company)

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH             PORTFOLIO         SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the    President, Unicorn Corporation (an                       190
9/21/35                                   Trust since       investment and financial advisory
                                          1985; of the      services company) (since
                                          Portfolio since   September 2000). Chairman, Hellman,
                                          1992              Jordan Management Co., Inc. (an
                                                            investment management company) (since
                                                            November 2000). Advisory Director,
                                                            Berkshire Capital Corporation
                                                            (investment banking firm) (since
                                                            June 2002). Formerly, Chairman of the
                                                            Board, United Asset Management
                                                            Corporation (a holding company owning
                                                            institutional investment management
                                                            firms) and Chairman, President and
                                                            Director, UAM Funds (mutual funds).
Lynn A. Stout            Trustee          Since 1998        Professor of Law, University of                          185
9/14/57                                                     California at Los Angeles School of Law
                                                            (since July 2001). Formerly, Professor
                                                            of Law, Georgetown University Law
                                                            Center.
Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and Consultant.                       170
2/21/30                                   Trust since
                                          1985; of the
                                          Portfolio since
                                          1992


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Norton H. Reamer                           None
9/21/35
Lynn A. Stout                              None
9/14/57
Jack L. Treynor                            None
2/21/30

 (1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                     POSITION(S)                     TERM OF
         NAME                         WITH THE                      OFFICE AND
       AND DATE                       TRUST AND                     LENGTH OF                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                       PORTFOLIO                      SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter         President                            Since 1993               Vice President of EVM and BMR. Officer
8/20/43                                                                                of 126 investment companies managed by
                                                                                       EVM or BMR.
Robert B. MacIntosh      Vice President                       Since 1993               Vice President of EVM and BMR. Officer
1/22/57                                                                                of 125 investment companies managed by
                                                                                       EVM or BMR.
Thomas M. Metzold        Vice President of the Portfolio      Since 1995               Vice President of EVM and BMR. Officer
8/5/58                                                                                 of 9 investment companies managed by EVM
                                                                                       or BMR.
Alan R. Dynner           Secretary                            Since 1997               Vice President, Secretary and Chief
10/10/40                                                                               Legal Officer of BMR, EVM, EVD and EVC.
                                                                                       Officer of 190 investment companies
                                                                                       managed by EVM or BMR.
Barbara E. Campbell      Treasurer of the Portfolio           Since 2002               Vice President of EVM and BMR. Officer
6/19/57                                                                                of 190 investment companies managed by
                                                                                       EVM or BMR.
James L. O'Connor        Treasurer of the Trust               Since 1989               Vice President of BMR, EVM and EVD.
4/1/45                                                                                 Officer of 112 investment companies
                                                                                       managed by EVM or BMR.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.